S000070683 [Member] Investment Objectives and Goals - JOHCM Emerging Markets Discovery Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY JOHCM Emerging Markets Discovery Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the JOHCM Emerging Markets Discovery Fund (the “Fund”) is to seek long-term capital appreciation.